FAIR VALUE MEASUREMENTS (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Public Warrants And Private Placement Warrants [Line Items]
Fair Value Adjustment of Warrants	$ 10,781,250	$ 25,593,750	$ (7,668,750)	$ 3,937,500	$ 4,393,750
FairValueOfPublicWarrants		$ 32,775,000			$ 17,681,250
PublicWarrant					1.23%